Cover	Sep. 10, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 10, 2026
Entity File Number	001-35436
Entity Registrant Name	TECNOGLASS HOLDINGS INC.
Entity Central Index Key	0001534675
Entity Tax Identification Number	98-1271120
Entity Incorporation, State or Country Code	FL
Entity Address, Address Line One	3550 NW 49th Street
Entity Address, City or Town	Miami
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33142
City Area Code	(57)(5)
Local Phone Number	3734000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	TGLS
Security Exchange Name	NYSE
Entity Emerging Growth Company	false